Derivative Instruments - Changes in AOCI (net of tax) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of the period	$ 1,360,412	$ 1,050,607	$ 1,050,607	$ 1,286,106	$ 1,505,361
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(8,470)	(3,751)	(10,237)	(8,626)	17,454
Balance at end of the period	2,093,126	990,772	1,360,412	1,050,607	1,286,106
AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of the period	$ (2,778)	$ 3,644	3,644	1,107	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			(7,107)	2,313	3,011
Balance at end of the period			(2,778)	3,644	1,107
Amount reclassified out of other comprehensive income (loss) to net loss | AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			$ 685	$ 224	$ (1,904)